UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2011

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  	Grabill Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	028-14065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	01/09/2011


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  64

Form 13R Information Table Value Total:	 59,474
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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FORM 13F INFORMATION TABLE
Name of Issurer                   Title of
Cusip     Value
(XShares or
Sh/Prn Discretion Put/Call   Voting
Au
AFLAC Common                      COM       001055102      997     23,050SH     SOLE                  SOLE
Abbott Labs Common                COM       002824100    1,201     21,350SH     SOLE                  SOLE
Apache Corp Common                COM       037411105      618      6,820SH     SOLE                  SOLE
Apple Inc Common                  COM       037833100      659      1,873SH     SOLE                  SOLE
Automatic Data Processing         COM       053015103      111      2,050SH     SOLE                  SOLE
Berkshire Hathaway Class B        CL B      084670702      214      2,800SH     SOLE                  SOLE
BHP Billiton Limited ADR          ADR       088606108    1,612     22,825SH     SOLE                  SOLE
CVS Caremark Common               COM       126650100    1,158     28,385SH     SOLE                  SOLE
Canadian Natl RR Co               COM       136375102    1,768     22,500SH     SOLE                  SOLE
Caterpillar Inc Common            COM       149123101    1,375     15,175SH     SOLE                  SOLE
Cenovus Energy Inc.               COM       15135U109      722     21,750SH     SOLE                  SOLE
ChevronTexaco Corp common         COM       166764100    1,404     13,200SH     SOLE                  SOLE
China Fund Inc                    COM       169373107      310     15,100SH     SOLE                  SOLE
Cincinnati Financial Corp         COM       172062101      255      8,384SH     SOLE                  SOLE
Cisco Sys Inc Common              COM       17275R102      519     12,105SH     SOLE                  SOLE
Coca-Cola Co Common               COM       191216100      272      3,890SH     SOLE                  SOLE
Colgate-Palmolive Common          COM       194162103      841      9,100SH     SOLE                  SOLE
ConocoPhillips common             COM       20825C104      364      5,000SH     SOLE                  SOLE
Cummins Inc                       COM       231021106    1,521     17,275SH     SOLE                  SOLE
Du Pont Nemours&Co Common         COM       263534109      268      5,850SH     SOLE                  SOLE
Emerson Electric Co               COM       291011104      879     18,859SH     SOLE                  SOLE
Exxon Mobil Corp Common           COM       30231G102    1,566     18,472SH     SOLE                  SOLE
Franklin Electric Inc Com         COM       353514102   10,742    246,600SH     SOLE                  SOLE
Google Cl A                       CL A      38259P508      468        725SH     SOLE                  SOLE
Intel Corp Common                 COM       458140100    1,162     47,897SH     SOLE                  SOLE
Intntnl Business Machs Corp       COM       459200101      202      1,100SH     SOLE                  SOLE
iShares S&P US Pfd Stk Index      PFD IDX   464288687      427     12,000SH     SOLE                  SOLE
JPMorgan Chase & Co common        COM       46625H100    3,184     95,763SH     SOLE                  SOLE
Lincoln Natl Corp Ind             COM       534187109      316     16,260SH     SOLE                  SOLE
McDonalds Corp Common             COM       580135101      237      2,365SH     SOLE                  SOLE
Medtronic Inc Common              COM       585055106      356      9,300SH     SOLE                  SOLE
Microsoft Corp Common             COM       594918104      526     20,270SH     SOLE                  SOLE
National Fuel Gas Co              COM       636180101      281      5,058SH     SOLE                  SOLE
Novartis Sponsored ADR            ADR       66987V109      325      5,692SH     SOLE                  SOLE
Pepsico Inc Common                COM       713448108    1,602     24,144SH     SOLE                  SOLE
Petroleo Brasileiro A             ADR       71654V101      579     24,650SH     SOLE                  SOLE
Philip Morris Intl                COM       718172109      354      4,510SH     SOLE                  SOLE
Praxair Inc Common                COM       74005P104      267      5,300SH     SOLE                  SOLE
Procter & Gamble Common           COM       742718109    1,360     20,394SH     SOLE                  SOLE
Qualcomm Inc Common               COM       747525103      410      7,500SH     SOLE                  SOLE
Quest Diagnostics Inc             COM       74834L100      444      7,650SH     SOLE                  SOLE
SPDR Gold Trust Shares            GLD SH    78463V107      367      2,415SH     SOLE                  SOLE
SPDR Dow Jones Global RE          ETF       78463X749      384     11,000SH     SOLE                  SOLE
Schlumberger Ltd, Curacao         COM       806857108      716     10,480SH     SOLE                  SOLE
Southern Co                       COM       842587107      318      6,871SH     SOLE                  SOLE
Stryker Corp                      COM       863667101    1,185     23,847SH     SOLE                  SOLE
Suncor Energy Inc                 COM       867224107      647     22,450SH     SOLE                  SOLE
TJX Cos Inc New                   COM       872540109      278      4,300SH     SOLE                  SOLE
Target Corp Common                COM       87612E106      382      7,450SH     SOLE                  SOLE
Teva Pharm Ind Adr                ADR       881624209      396      9,800SH     SOLE                  SOLE
3M Co                             COM       88579Y101      679      8,310SH     SOLE                  SOLE
United Parcel Svc Cl B            CL B      911312106      249      3,400SH     SOLE                  SOLE
United Technologies               COM       913017109      942     12,893SH     SOLE                  SOLE
Valero Energy Corp                COM       91913Y100      267     12,700SH     SOLE                  SOLE
Vanguard Bd Index Intmdt ETF      INT TM    921937819      229      2,635SH     SOLE                  SOLE
Vanguard Emerging Markets ETF     ETF       922042858    1,336     34,964SH     SOLE                  SOLE
Vanguard Information Tech ETF     ETF       92204A702    2,385     38,870SH     SOLE                  SOLE
Vanguard REIT Index               ETF       922908553      612     10,550SH     SOLE                  SOLE
Vanguard Mid Cap Viper            ETF       922908629    1,173     16,300SH     SOLE                  SOLE
Vanguard Small Cap                ETF       922908751    1,507     21,635SH     SOLE                  SOLE
Verizon Communications            COM       92343V104      765     19,078SH     SOLE                  SOLE
Visa Common Cl A                  CLA       92826C839    1,692     16,665SH     SOLE                  SOLE
Wells Fargo & Co New              COM       949746101      855     31,031SH     SOLE                  SOLE
Accenture                         SHS CL    G1151C101      234      4,400SH     SOLE                  SOLE


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